Investment in subsidiaries	12 Months Ended
Dec. 31, 2017
Disclosure of investment in subsidiaries [Abstract]
Investment in subsidiaries
6.	Investment in subsidiaries

(a)	Summarized financial information of the subsidiaries

i)	Condensed financial position for the controlling company and the Group’s major subsidiaries as of December 31, 2016 and 2017 are as follows:

	2016				2017
	Total assets		Total liabilities	Total equity	Total assets	Total liabilities	Total equity
Shinhan Financial Group (Separate)	~~W~~	27,195,607	6,977,746	20,217,861	27,639,783	7,447,705	20,192,078
Shinhan Bank		302,854,623	281,387,650	21,466,973	324,312,890	301,660,027	22,652,863
Shinhan Card Co., Ltd.		24,419,886	18,537,340	5,882,546	26,367,562	20,092,443	6,275,119
Shinhan Investment Corp.		25,554,489	22,478,057	3,076,432	28,644,288	25,391,599	3,252,689
Shinhan Life Insurance Co., Ltd.		27,499,836	25,814,288	1,685,548	29,719,359	27,987,427	1,731,932
Shinhan Capital Co., Ltd.		4,506,750	3,862,388	644,362	5,315,366	4,603,786	711,580
Jeju Bank		5,184,831	4,849,180	335,651	5,562,924	5,158,123	404,801
Shinhan Credit Information Co., Ltd.		23,077	8,897	14,180	22,726	8,144	14,582
Shinhan Alternative Investment Management Inc.		114,853	103,358	11,495	86,902	76,250	10,652
Shinhan BNP Paribas AMC		161,161	13,354	147,807	174,839	18,286	156,553
SHC Management Co., Ltd.		8,474	262	8,212	9,438	190	9,248
Shinhan Data System		34,403	21,565	12,838	39,799	24,446	15,353
Shinhan Savings Bank		970,146	839,328	130,818	1,287,170	1,139,533	147,637
Shinhan Aitas Co., Ltd.		53,886	8,434	45,452	58,158	6,209	51,949
Shinhan REITs Management		—	—	—	29,319	71	29,248

(*1)	Condensed financial information of the subsidiaries is based on the consolidated financial information, if applicable.
(*2)	Subsidiaries such as trust, beneficiary certificate, corporate restructuring fund and private equity fund which are not actually operating their own business are excluded.

ii)	Condensed comprehensive income statement for the controlling company and the Group’s major subsidiaries for the years ended December 31, 2015, 2016 and 2017 were as follows:

	2015				2016			2017
	Operating revenue		Net income	Total com- prehensive income	Operating revenue	Net income	Total com- prehensive income	Operating revenue	Net income	Total com- prehensive income
Shinhan Financial Group (separate)	~~W~~	1,201,949	893,041	893,328	1,739,924	1,470,250	1,469,850	1,008,868	754,727	755,018
Shinhan Bank		14,656,853	1,489,988	1,197,961	16,672,337	1,940,621	1,717,969	21,240,193	1,711,233	1,495,500
Shinhan Card Co., Ltd.		4,740,139	694,774	629,164	4,672,819	707,344	558,438	5,186,592	898,723	787,956
Shinhan Investment Corp.		4,734,162	215,454	225,342	4,549,941	115,440	120,238	5,558,862	211,919	195,910
Shinhan Life Insurance Co., Ltd.		5,460,671	100,221	115,083	5,693,702	150,556	109,754	5,997,997	120,642	46,062
Shinhan Capital Co., Ltd.		380,867	46,081	52,754	302,710	33,868	34,059	351,772	87,647	88,128
Jeju Bank		167,479	19,397	14,665	190,191	25,160	19,969	208,661	25,143	22,053
Shinhan Credit Information Co., Ltd.		27,279	723	610	24,975	(1,174)	(1,047)	32,836	340	377
Shinhan Alternative Investment Management Inc.		373,577	6,401	6,602	2,404	512	844	29,410	(844)	(842)
Shinhan BNP Paribas AMC		83,718	23,653	23,721	69,834	14,302	14,363	77,474	19,705	20,073
SHC Management Co., Ltd.		287	215	215	115	416	416	177	1,036	1,036
Shinhan Data System		73,096	1,046	872	79,004	1,186	2,617	79,063	1,404	2,482
Shinhan Savings Bank		60,927	8,017	5,198	64,229	12,505	11,170	78,516	16,800	16,757
Shinhan Aitas Co., Ltd.		32,949	6,415	6,415	37,061	7,631	7,631	40,781	6,481	6,481
Shinhan REITs Management		—	—	—	—	—	—	70	(752)	(752)

(*1)	Condensed financial information of the subsidiaries is based on the consolidated financial information, if applicable.
(*2)	Subsidiaries such as trust, beneficiary certificate, corporate restructuring fund and private equity fund which are not actually operating their own business are excluded.

(b)	Change in subsidiaries

i) Change in material consolidated subsidiaries during the year ended December 31, 2016 are as follows:

	Company	Description
Included	Shinhan Microfinance Co., Ltd.	Newly established subsidiary
”	PT Shinhan Sekuritas Indonesia	Acquisition
Excluded	PT Centratama Nasional Bank	Business combination under common control
”	HKC&T Co., Ltd.	Liquidation

ii) Change in material consolidated subsidiaries during the year ended December 31, 2017 are as follows:

	Company	Description
Included	Shinhan REITs Management	Newly invested subsidiary

Subsidiaries such as trust, beneficiary certificate, corporate restructuring fund and private equity fund which are not actually operating their own business are excluded.